Employee Benefits - Health Care Cost Trend Rates (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Healthcare cost trend rate assumed for next year	6.10%	6.30%	7.00%
Rate to which cost trend rate gradually declines	4.50%	4.50%	4.50%